NATURE OF OPERATIONS (Details) (Master services agreement, USD $) In Thousands, unless otherwise specified	0 Months Ended
Jul. 02, 2012
Master services agreement
Basis of Presentation
Period of agreement	5 years
Prepayment from counterparty	$ 35,000